FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         December 31, 2006

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff     Milwaukee, Wisconsin       2/1/07
------------------    --------------------      --------
   (Signature)            (City/State)           (Date)

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[   ]       13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]       13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                             0

Form 13F Information Table Entry Total:                       57

Form 13F Information Table Value Total:                $ 261,942
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




                                         SADOFF INVESTMENT MANAGEMENT LLC
                                                     FORM 13F
                                                     31-Dec-06

                                                                                                 Voting Authority
                                                        Value    Shares/ Sh/ Put/ Invstmt Other  -----------------
Name of Issuer                 Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole    Shared None
----------------------------   -------------- --------- -------- ------- --- ---- ------- ----- ------- ------ ----
ALTRIA GROUP INC.              COM            02209S103      225   2,625 SH       Sole            2,625
BERKSHIRE HATHAWAY INC.        CL A           084670108      220       2 SH       Sole                2
BIOMET INC.                    COM            090613100    6,465 156,645 SH       Sole          156,645
BLACKROCK MUNIYIELD INSURED    COM            09254E103    1,108  78,346 SH       Sole           78,346
BLACKROCK MUNIYIELD QUALITY FU COM            09254F100      365  25,700 SH       Sole           25,700
BROWN SHOE CO.                 COM            115736100   17,255 361,437 SH       Sole          361,437
C.R. BARD INC.                 COM            067383109   14,818 178,597 SH       Sole          178,597
CITIGROUP                      COM            172967101      282   5,065 SH       Sole            5,065
CITIZENS BANKING CP MICH       COM            174420109      210   7,918 SH       Sole            7,918
CRANE COMPANY                  COM            224399105    5,644 154,050 SH       Sole          154,050
CSX CORPORATION                COM            126408103    9,835 285,641 SH       Sole          285,641
CUMMINS INC.                   COM            231021106   11,286  95,500 SH       Sole           95,500
EATON CORP.                    COM            278058102    9,601 127,771 SH       Sole          127,771
EATON VANCE INSURED MUNI       COM            27827X101    1,157  73,563 SH       Sole           73,563
EXELON CORPORATION             COM            30161N101      520   8,409 SH       Sole            8,409
EXXON MOBIL CORP.              COM            30231G102      760   9,924 SH       Sole            9,924
FEDERATED STORES               COM            31410H101    6,911 181,254 SH       Sole          181,254
FOOT LOCKER INC.               COM            344849104    4,371 199,303 SH       Sole          199,303
GENERAL ELEC CO.               COM            369604103      419  11,271 SH       Sole           11,271
GENERAL MILLS                  COM            370334104   13,250 230,036 SH       Sole          230,036
HERSHEY COMPANY                COM            427866108    2,312  46,420 SH       Sole           46,420
IKON INC.                      COM            451713101    6,239 381,150 SH       Sole          381,150
JC PENNEY                      COM            708160106    8,406 108,660 SH       Sole          108,660
KELLOGG CO.                    COM            487836108   15,112 301,868 SH       Sole          301,868
MANPOWER INC.                  COM            56418H100    9,467 126,350 SH       Sole          126,350
MARSHALL & ILSLEY              COM            571834100      296   6,150 SH       Sole            6,150
MCCORMICK & CO.                COM            579780206   11,576 300,204 SH       Sole          300,204
MONSTER INC.                   COM            611742107    6,296 135,000 SH       Sole          135,000
MORGAN STANLEY INSURED MUNI    INSD MUN TR    61745P866      977  68,500 SH       Sole           68,500
MOTOROLA INC.                  COM            620076109      971  47,206 SH       Sole           47,206
MPS GROUP INC.                 COM            553409103    7,898 557,000 SH       Sole          557,000
MS INSURED MUNI INCOME         INSD MUN INCM  61745P791      350  24,200 SH       Sole           24,200
MS QUALITY MUNI INCOME         QUALT MUN INCM 61745P734      539  37,350 SH       Sole           37,350
NIKE INC.                      CL B           654106103   12,301 124,214 SH       Sole          124,214
NORDSTROM INC.                 COM            655664100    8,826 178,873 SH       Sole          178,873
NORFOLK SOUTHERN               COM            655844108   11,022 219,159 SH       Sole          219,159
NUVEEN INSD DIVID ADVANTAGE MU COM            67071L106      467  30,900 SH       Sole           30,900
NUVEEN INSURED MUNI OPPORTUNIT COM            670984103    1,062  72,596 SH       Sole           72,596
NUVEEN INSURED PREMIUM MUNI    COM            6706D8104      779  60,159 SH       Sole           60,159
NUVEEN INSURED QUALITY MUNI    COM            67062N103      471  32,550 SH       Sole           32,550
PEPSICO                        COM            713448108      214   3,415 SH       Sole            3,415
PROCTER & GAMBLE               COM            742718109      336   5,227 SH       Sole            5,227
PROGRESS ENERGY                COM            743263105      931  18,971 SH       Sole           18,971
RPM INTL INC.                  COM            749685103    4,073 194,975 SH       Sole          194,975
SAKS INC.                      COM            79377W108    4,530 254,195 SH       Sole          254,195
SMUCKERS JM                    COM            832696405    6,571 135,573 SH       Sole          135,573
SOUTHERN CO.                   COM            842587107      556  15,089 SH       Sole           15,089
ST JUDE MEDICAL                COM            790849103    9,184 251,208 SH       Sole          251,208
STRIDE RITE CORP.              COM            863314100      851  56,452 SH       Sole           56,452
TOYOTA MOTOR ADR               SP ADR REP2COM 892331307      269   2,000 SH       Sole            2,000
VARIAN MEDICAL                 COM            92220P105    5,985 125,808 SH       Sole          125,808
WALGREENS                      COM            931422109      201   4,371 SH       Sole            4,371
WELLS FARGO & COMPANY          COM            949746101      244   6,872 SH       Sole            6,872
WISCONSIN ENERGY               COM            976657106      614  12,942 SH       Sole           12,942
WPS RESOURCES                  COM            92931B106      314   5,818 SH       Sole            5,818
WRIGLEY WM JR CO.              COM            982526105    5,214 100,818 SH       Sole          100,818
XEROX CORP.                    COM            984121103   11,786 695,350 SH       Sole          695,350
REPORT SUMMARY                  57                       261,942